FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%